Deferred Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Cost, Beginning Balance	$ 296.2	$ 319.0
Acquisition costs deferred	446.1	357.4
Amortization of deferred acquisition costs	(420.2)	(380.2)	$ (431.8)
Deferred Policy Acquisition Cost, Ending Balance	$ 322.1	$ 296.2	$ 319.0